Description of Business, Organization, and Basis of Presentation - Schedule of Assets and Liabilities of the Consolidated VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities of the Consolidated VIEs [Line Items]
Cash, cash equivalents and restricted cash	¥ 1,024,148,680	¥ 1,510,686,015
Net loans principal, interest and financing service fees receivables	5,494,698,105	8,415,130,321
Loans held-for-sale	2,013,904,758	1,296,708,106
Investment securities	23,000,000	21,545,271
Deferred tax assets	1,809,403	384,801
Other assets	817,414,521	896,921,865
Total assets	9,374,975,467	12,141,376,379
Interest-bearing borrowings	5,873,853,217	8,231,826,368
Income taxes payable	2,013,889	1,030,049
Deferred tax liabilities
Other liabilities	430,265,217	232,896,540
Total liabilities	¥ 6,306,132,323	¥ 8,465,752,957